ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Expenses and income/(loss)
Selling and marketing	$ 283,331	¥ 1,848,730	¥ 1,414,540	¥ 1,223,345
General and administrative	(76,448)	(498,826)	(281,376)	(282,539)
Interest income	10,053	65,596	84,276	53,111
Foreign exchange loss			(13,370)	7,151
Other operating income	9,315	60,779	75,884	18,875
Net loss and net loss attributable to the Company	(261,330)	(1,705,176)	(1,669,781)	(1,878,375)
Accretion of convertible redeemable preferred shares	(57,571)	(375,649)	(795,015)	(511,646)
Net loss available to ordinary shareholders	(318,901)	(2,080,825)	(2,464,796)	(2,390,021)
Net loss	(261,330)	(1,705,176)	(1,669,781)	(1,878,375)
Other comprehensive income (loss)
Foreign currency translation adjustments	(32,178)	(209,963)	(446)	36,974
Total comprehensive loss	(293,508)	(1,915,139)	(1,670,227)	(1,841,401)
Reportable legal entity | Parent
Expenses and income/(loss)
Selling and marketing	(7,423)	(48,435)
General and administrative	(71,260)	(464,972)	(203,191)	(197,983)
Interest income	2,905	18,955	25,327	21,524
Foreign exchange loss				(175)
Other operating income	15	101
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(185,567)	(1,210,825)	(1,491,917)	(1,701,741)
Net loss and net loss attributable to the Company	(261,330)	(1,705,176)	(1,669,781)	(1,878,375)
Accretion of convertible redeemable preferred shares	(57,571)	(375,649)	(795,015)	(511,646)
Net loss available to ordinary shareholders	(318,901)	(2,080,825)	(2,464,796)	(2,390,021)
Net loss	(261,330)	(1,705,176)	(1,669,781)	(1,878,375)
Other comprehensive income (loss)
Foreign currency translation adjustments	(32,178)	(209,963)	(446)	36,974
Total comprehensive loss	$ (293,508)	¥ (1,915,139)	¥ (1,670,227)	¥ (1,841,401)